EQUITY-BASED COMPENSATION - Fair Value Assumptions (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY-BASED COMPENSATION
Weighted average grant date fair value per award	$ 1.52	$ 1.56
Expected award price volatility	35.00%	50.00%
Risk-free rate of return	1.15%	1.08%
Expected life of awards	6 years 1 month	6 years 1 month
Expected rate of dividends	0.00%	0.00%